Furniture, Fixtures and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of furniture, fixtures, and equipment, net
Furniture, fixtures and equipment, net, consisted of the following (in thousands):

	December 31,
	2017	2016
Rental pool equipment	$7,711	$—
Furniture, fixtures and equipment	7,862	6,549
Leasehold improvements	804	537
Computer software	8,626	7,125
Total cost	25,003	14,211
Accumulated depreciation	(3,849)	(2,167)
Furniture, fixtures and equipment, net	$21,154	$12,044